Regulatory matters (Tables)	6 Months Ended
Sep. 30, 2023
Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2023 and September 30, 2023 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2023		September 30, 2023
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,676	8.06	6,242	8.10
Actual	8,315	11.80	8,885	11.52
Tier 1 capital:
Required (1)	6,733	9.56	7,398	9.60
Actual	9,803	13.91	10,636	13.80
Total risk-based capital:
Required (1)	8,142	11.56	8,939	11.60
Actual	11,306	16.05	12,228	15.86
Leverage Ratio (2) :
Required (3)	7,680	3.50	8,484	3.50
Actual	9,803	4.46	10,636	4.38
MHBK:
Common Equity Tier 1 capital:
Required	2,941	4.50	3,217	4.50
Actual	6,873	10.51	7,463	10.43
Tier 1 capital:
Required	3,922	6.00	4,290	6.00
Actual	8,356	12.78	9,210	12.87
Total risk-based capital:
Required	5,229	8.00	5,720	8.00
Actual	9,769	14.94	10,723	14.99
Leverage Ratio (2) :
Required	6,216	3.00	6,836	3.00
Actual	8,356	4.03	9,210	4.04
MHTB:
Common Equity Tier 1 capital:
Required	77	4.50	74	4.50
Actual	444	25.94	471	28.41
Tier 1 capital:
Required	102	6.00	99	6.00
Actual	444	25.94	471	28.41
Total risk-based capital:
Required	137	8.00	132	8.00
Actual	444	25.95	471	28.42
Leverage Ratio (2) :
Required	125	3.00	122	3.00
Actual	444	10.61	471	11.58

	March 31, 2023		September 30, 2023
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)

Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,751	4.50	2,983	4.50
Actual	5,981	9.78	6,308	9.51
Tier 1 capital:
Required	3,668	6.00	3,977	6.00
Actual	7,450	12.18	8,044	12.13
Total risk-based capital:
Required	4,891	8.00	5,303	8.00
Actual	8,853	14.48	9,544	14.39
Leverage Ratio (2) :
Required	5,767	3.00	6,284	3.00
Actual	7,450	3.87	8,044	3.84
MHTB:
Common Equity Tier 1 capital:
Required	76	4.50	73	4.50
Actual	425	25.10	447	27.26
Tier 1 capital:
Required	101	6.00	98	6.00
Actual	425	25.10	447	27.26
Total risk-based capital:
Required	135	8.00	131	8.00
Actual	425	25.11	447	27.27
Leverage Ratio (2) :
Required	122	3.00	119	3.00
Actual	425	10.44	447	11.26

Notes:
(1)
The required ratios disclosed above, at March 31, 2023 and September 30, 2023, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.06
% and 0.1
%, respectively
,
 and the additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2023 and September 30, 2023 exclude amounts of deposits to the Bank of Japan.
(3)
The required
ratios
disclosed above, at March 31, 2023 and September 30, 2023,
include
a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.